Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net earnings	$ 9.3	$ 13.4	$ 59.1	$ 104.3	$ 57.4
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Impairment charges			0.0	0.0	1.7
Depreciation and amortization	10.2	9.5	43.3	41.7	40.7
Provision for doubtful accounts receivable	1.8	0.2	3.1	0.5	1.4
Share-based compensation	1.1	0.3	2.5	1.6	2.1
Deferred income taxes	(2.2)	(0.3)	(5.9)	10.2	(12.9)
Changes in uncertain tax positions			0.9	0.3	(0.3)
Gain on investments and other assets-net			0.1	0.0	(9.0)
Net pension and other postretirement benefits plan income	(0.8)	(0.2)	(1.0)	0.0	0.0
Loss on pension settlement			0.0	0.0	95.7
Other	0.4	0.0	1.0	0.2	0.7
Changes in operating assets and liabilities - net of acquisitions:
Accounts receivable - net	(66.7)	(52.8)	(43.1)	(10.2)	3.9
Inventories	(3.4)	(2.9)	(1.9)	0.2	0.9
Prepaid expenses and other current assets	(4.4)	(0.5)	(7.4)	0.9	(1.1)
Accounts payable	15.0	4.5	42.3	5.1	(6.0)
Income taxes payable and receivable	7.7	(0.3)	(3.6)	(0.7)	1.5
Accrued liabilities and other	(6.1)	(13.5)	16.6	(33.2)	(51.4)
Pension and other postretirement benefits plan contributions	(0.1)	(1.1)
Net cash provided by (used in) operating activities	(38.2)	(43.7)	106.0	120.9	125.3
INVESTING ACTIVITIES
Capital expenditures	(4.3)	(8.5)	(26.2)	(27.1)	(28.8)
Acquisition of business, net of cash acquired			0.0	0.0	(6.0)
Proceeds from sales of other assets			0.0	0.0	5.3
Purchase of investment	(3.4)	0.0	(3.5)	(10.0)	0.0
Other investing activities	0.2	2.4	0.4	0.0	0.0
Net cash used in investing activities	(7.5)	(6.1)	(29.3)	(37.1)	(29.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			348.2	0.0	0.0
Revolving facility borrowings	57.0	0.0
Payments on long-term debt			(50.0)	0.0	0.0
Payments on revolving facility borrowings	(37.0)	0.0
Net change in short-term debt	0.0	6.9	(8.8)	(24.0)	(12.8)
Debt issuance costs	(1.5)	0.0	(9.3)	0.0	0.0
Payments on note payable with an RR Donnelley affiliate			0.0	(14.8)	(14.7)
Net transfers related to the Separation	3.1	0.0
Net transfers to Parent and affiliates			(340.1)	(56.0)	(62.9)
Net transfers from Parent and affiliates	0.0	39.7
Other financing activities	0.0	0.2
Net cash provided by (used in) financing activities	21.6	46.8	(60.0)	(94.8)	(90.4)
Effect of exchange rate on cash and cash equivalents	0.2	2.9	4.4	(2.5)	2.0
Net increase (decrease) in cash and cash equivalents	(23.9)	(0.1)	21.1	(13.5)	7.4
Cash and cash equivalents at beginning of year	36.2	15.1	15.1	28.6	21.2
Cash and cash equivalents at end of period	$ 12.3	$ 15.0	36.2	15.1	28.6
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			300.0	0.0	0.0
Settlement of intercompany note payable			29.6	0.0	0.0
Accrued debt issuance costs			$ 1.5	$ 0.0	$ 0.0